Leases - Lease ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Beginning balance	$ 19,414	$ 17,310
Additions	1,101	6,809
Amortization	(6,383)	(4,705)
Ending balance	$ 14,132	$ 19,414